Business Segment Information (Components of Other Significant Items) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	¥ 8,569	¥ 3,563	¥ 2,238
Depreciation and amortization	361,444	327,048	397,091
Corporate
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	40,375	43,094	41,543
Operating Segments
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	321,069	283,954	355,548
Operating Segments | Game & Network Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	29,091	25,486	20,798
Operating Segments | Music
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	4,483	5,435	3,801
Depreciation and amortization	18,230	16,124	17,795
Operating Segments | Pictures
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(129)	(35)	(981)
Depreciation and amortization	24,458	20,487	22,375
Operating Segments | Home Entertainment & Sound
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	21,136	19,830	21,781
Operating Segments | Imaging Products & Solutions
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	23,928	25,442	27,612
Operating Segments | Mobile Communications
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(102)	(79)	(186)
Depreciation and amortization	19,215	19,794	24,186
Operating Segments | Semiconductors
Segment Reporting, Other Significant Reconciling Item [Line Items]
Depreciation and amortization	99,258	102,328	100,964
Operating Segments | Financial Services
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	(61)	(3,601)	(645)
Depreciation and amortization	79,843	47,056	102,270
Operating Segments | All Other
Segment Reporting, Other Significant Reconciling Item [Line Items]
Equity in net income (loss) of affiliated companies	4,378	1,843	249
Depreciation and amortization	¥ 5,910	¥ 7,407	¥ 17,767